Share Capital, Movement in Stock Options (Details)	12 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Movement in stock options [Abstract]
Number of options at the beginning of the financial year (in shares)	12,234,482	42,234,482	350,290,518
Granted during the year (in shares)	0	10,000,000	6,234,482
Exercised during the year (in shares)	0	(40,000,000)	(310,196,342)
Forfeited / lapsed during the year (in shares)	(10,000,000)	0	(4,094,176)
Number of options at the end of the financial year (in shares)	2,234,482	12,234,482	42,234,482
Comprising [Abstract]
Listed options (in shares)	0	0	0
Unlisted options (in shares)	2,234,482	12,234,482	42,234,482